Supplemental Information	12 Months Ended
Dec. 31, 2025
Disclosure Of Supplemental Information [Abstract]
Supplemental Information

NOTE 22. SUPPLEMENTAL INFORMATION

Components of changes in non-cash working capital balances were as follows:

	2025	2024
Accounts receivable	$18,730	$59,415
Inventory	(7,005)	(6,181)
Accounts payable and accrued liabilities	(18,945)	(54,903)
	$(7,220)	$(1,669)
Pertaining to:
Operations	$(22,526)	$18,711
Investments	15,306	(20,380)

The components of accounts receivable were as follows:

	2025	2024
Trade	$252,201	$263,210
Accrued trade	22,162	33,472
Prepaids and other	77,779	82,030
	$352,142	$378,712

The components of accounts payable and accrued liabilities were as follows:

	2025	2024
Accounts payable	$120,395	$113,336
Accrued liabilities:
Payroll	81,816	104,270
Deferred Income	26,799	36,157
Interest Payable	18,029	26,409
Other	33,613	34,183
	$280,652	$314,355

Precision presents expenses in the consolidated statements of net earnings by function with the exception of depreciation and amortization, gain on asset disposals, and loss on asset decommissioning, which are presented by nature. Operating expense and general and administrative expense would include $364 million (2024 – $287 million) and $12 million (2024 – $6 million), respectively, of depreciation and amortization and gain on asset disposals, if the statements of net earnings were presented purely by function. The following table presents operating and general and administrative expenses by nature:

	2025	2024
Wages, salaries and benefits	$869,472	$870,179
Purchased materials, supplies and services	460,872	463,512
Share-based compensation	23,745	47,416
	$1,354,089	$1,381,107
Allocated to:
Operating expense	$1,239,649	$1,248,686
General and administrative	114,440	132,421
	$1,354,089	$1,381,107